UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3-31-2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Delta Asset Management, LLC

Address:   700 Colonial Road, Suite 130
           Memphis, TN  38117


Form 13F File Number:  028-02668


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      05/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             102

Form 13F Information Table Value Total:  $       291172
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    12876   137717 SH       Sole                   131767              5950
AT&T Incorporated              COM              00206R102     1632    53322 SH       Sole                    53147               175
AllianceBernstein Holding LP   COM              01881G106      331    15190 SH       Sole                    15190
Altria Group, Inc.             COM              02209S103      600    23086 SH       Sole                    22886               200
American Sec Res Corp          COM              029569100        0   100000 SH       Sole                   100000
Anglo Canadian Uranium F       COM              03512n104        8    38500 SH       Sole                    38500
Apache Corporation             COM              037411105     3215    24563 SH       Sole                    23318              1245
Avery Dennison Corporation     COM              053611109     9659   230214 SH       Sole                   221719              8495
Bank of America Corporation    COM              060505104      134    10078 SH       Sole                     9482               596
Baxter International Inc.      COM              071813109     5855   108894 SH       Sole                   104124              4770
Becton, Dickinson and Company  COM              075887109     5142    64589 SH       Sole                    61824              2765
Bed Bath & Beyond Incorporated COM              075896100     8329   172570 SH       Sole                   166135              6435
Berkshire Hathaway Inc. Class  COM              084670702     1000    11960 SH       Sole                    11960
Bristol Myers Squibb Company   COM              110122108     1004    38023 SH       Sole                    37223               800
Buckeye Technologies Inc.      COM              118255108       68     2500 SH       Sole                     2500
Canon Inc. ADR                 COM              138006309     4677   107907 SH       Sole                   103792              4115
Cedar Fair L P Depositry Unit  COM              150185106      301    15700 SH       Sole                    15700
Chevron Corporation            COM              166764100     1258    11711 SH       Sole                    11711
Cisco Systems, Inc.            COM              17275R102      135     7895 SH       Sole                     5095              2800
Citigroup, Inc.                COM              172967101       82    18594 SH       Sole                    17594              1000
Coca-Cola Company              COM              191216100      646     9748 SH       Sole                     9048               700
Colgate-Palmolive Company      COM              194162103      161     2004 SH       Sole                     2004
Comcast Corporation New Class  COM              20030N200     8359   360004 SH       Sole                   346279             13725
Computer Sciences Corporation  COM              205363104     8292   170180 SH       Sole                   165050              5130
Corrections Corporation Of Ame COM              22025Y407     6900   282792 SH       Sole                   282792
Cytogenix Inc                  COM              232825109        0    85000 SH       Sole                    85000
Dell Incorporated              COM              24702R101     5793   399299 SH       Sole                   386009             13290
Duke Energy Corporation New    COM              26441C105     2959   163049 SH       Sole                   158249              4800
Duke Realty Corporation        COM              264411505      124     8855 SH       Sole                     8555               300
E.I. du Pont De Nemours and Co COM              263534109      552    10045 SH       Sole                     9726               319
ERHC Energy Inc                COM              26884j104        1    10000 SH       Sole                    10000
Ecolab Incorporated            COM              278865100     6191   121349 SH       Sole                   115979              5370
Emerson Electric Co.           COM              291011104      305     5235 SH       Sole                     5235
Enhanced Oil Resources F       COM              29333e106       11    58000 SH       Sole                    58000
Enterprise Products Partners L COM              293792107      354     8225 SH       Sole                     7425               800
Exxon Mobil Corporation        COM              30231G102     4134    49138 SH       Sole                    48413               725
FedEx Corporation              COM              31428X106      679     7266 SH       Sole                     7266
First Horizon National Corpora COM              320517105      531    47421 SH       Sole                    46279              1142
Forest Laboratories, Inc.      COM              345838106      290     9000 SH       Sole                     9000
General Electric Company       COM              369604103     1267    63203 SH       Sole                    53853              9350
General Mills, Inc.            COM              370334104     7577   207312 SH       Sole                   200502              6810
Goldman Sachs Group, Inc.      COM              38141G104     2030    12803 SH       Sole                    11933               870
Google Inc. Class A            COM              38259P508      202      345 SH       Sole                       90               255
Green Bankshares Inc           COM              394361208       57    20688 SH       Sole                                      20688
Gtx Incorporated Del           COM              40052B108       13     5100 SH       Sole                     5100
Healthcare Realty Trust        COM              421946104      231    10210 SH       Sole                     9610               600
Home Depot, Inc.               COM              437076102      327     8825 SH       Sole                     8825
Honeywell International Incorp COM              438516106    11987   200769 SH       Sole                   192624              8145
Iberiabank Corp                COM              450828108     1713    28490 SH       Sole                    28490
Intel Corporation              COM              458140100      335    16626 SH       Sole                    16485               141
International Business Machine COM              459200101     1426     8747 SH       Sole                     7747              1000
International Flavors & Fragra COM              459506101      143     2300 SH       Sole                     1900               400
J.M. Smucker Company           COM              832696405       16      235 SH       Sole                      223                12
JPMorgan Chase & Co.           COM              46625H100      681    14793 SH       Sole                    14703                90
Johnson & Johnson              COM              478160104      634    10705 SH       Sole                    10705
Kinder Morgan Energy Partners  COM              494550106      358     4841 SH       Sole                     4841
Kraft Foods Inc.               COM              50075N104      286     9142 SH       Sole                     9142
L Oreal Company ADR (MONACO)   COM              502117203     4745   203400 SH       Sole                   195420              7980
Legg Mason Incorporated        COM              524901105     3218    89175 SH       Sole                    85290              3885
Lowes Companies Incorporated   COM              548661107     5101   193029 SH       Sole                   184754              8275
Marriott International Incorpo COM              571903202     6230   175121 SH       Sole                   167839              7281
Mattel Incorporated            COM              577081102     8928   358129 SH       Sole                   342549             15580
McGraw Hill Companies Incorpor COM              580645109     6660   169049 SH       Sole                   162714              6335
Medtronic, Inc.                COM              585055106      189     4824 SH       Sole                     4824
Merck & Company Inc.           COM              58933y105      453    13724 SH       Sole                    13467               257
Meredith Corporation           COM              589433101     3172    93539 SH       Sole                    90564              2975
Microsoft Corporation          COM              594918104     9797   385874 SH       Sole                   370054             15820
Mid-America Apartment Communit COM              59522J103      439     6841 SH       Sole                     6441               400
National Instruments Corporati COM              636518102      511    15599 SH       Sole                    12225              3374
Nestle S A Sponsored ADR (SWIT COM              641069406    11615   201829 SH       Sole                   193193              8636
Newell Rubbermaid Incorporated COM              651229106     7478   390912 SH       Sole                   375732             15180
Oilsands Quest Inc.            COM              678046103       19    40000 SH       Sole                    40000
Oracle Corporation             COM              68389X105      218     6525 SH       Sole                     6525
PepsiCo                        COM              713448108      388     6030 SH       Sole                     6030
Pfizer Inc.                    COM              717081103      934    45990 SH       Sole                    41990              4000
Philip Morris International In COM              718172109      888    13530 SH       Sole                    13430               100
Procter & Gamble Company       COM              742718109    12126   196851 SH       Sole                   189251              7600
Regions Financial Corporation  COM              7591EP100      124    17212 SH       Sole                    17212
Royal Dutch Shell Plc Sponsore COM              780259206      378     5200 SH       Sole                     5200
SGS Ltd Ordinary Shares SA     COM              H7485A108     2443     1367 SH       Sole                     1332                35
SGS Sa Adr                     COM              818800104      451    25290 SH       Sole                    21225              4065
Santa Fe Hldgs Company         COM              802016105        0    10000 SH       Sole                    10000
Scotts Co Class A              COM              810186106      167     2900 SH       Sole                                       2900
Southern Company               COM              842587107      202     5323 SH       Sole                     5323
Spectra Energy Corporation     COM              847560109     2255    82971 SH       Sole                    80884              2087
Stanley Black & Decker Inc     COM              854502101    13945   182054 SH       Sole                   177154              4900
SunTrust Banks, Inc.           COM              867914103     7263   251850 SH       Sole                   239901             11949
Sysco Corporation              COM              871829107     9205   332326 SH       Sole                   317851             14475
Topaz Res Inc Com              COM              89054W107       42  3550000 SH       Sole                                    3550000
UMB Financial Corporation      COM              902788108      387    10376 SH       Sole                    10376
United Parcel Service Incorpor COM              911312106     5674    76358 SH       Sole                    73028              3330
United Technologies Corporatio COM              913017109      405     4795 SH       Sole                     4795
Unum Group                     COM              91529Y106       66     2522 SH       Sole                     2522
Verizon Communications         COM              92343V104      921    23914 SH       Sole                    23614               300
Viacom Class B New             COM              92553P201      145     3133 SH       Sole                      208              2925
Vodafone Group Plc Sponsored A COM              92857w209      208     7265 SH       Sole                     5640              1625
Wal Mart Stores Incorporated   COM              931142103     7317   140581 SH       Sole                   135716              4865
Walt Disney Company            COM              254687106    13488   313041 SH       Sole                   303041             10000
Wells Fargo & Company          COM              949746101    10441   329285 SH       Sole                   315190             14095
Windstream Corporation         COM              97381W104      582    45241 SH       Sole                    44716               525
Santa Fe Hldgs Company         COM              802016105        0    22600 SH       Sole                    22600
Old Second Capital Trust I 7.8 PFD              680280104       34    11648 SH       Sole                    11648